BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current
Cash	$ 440,612	$ 134,125
GST receivables	6,385	220
Note receivable	65,814	0
Prepaid expenses	0	5,002
Total current assets	512,811	139,347
Deposits	121,870	123,634
Office equipment, net (Note 3)	0	0
Oil and gas property interests (Note 6)	7,784,848	8,195,885
Liabilities and Stockholders' Equity
Total assets	8,419,529	8,458,866
Current
Accounts payable (Note8)	1,526	19,459
Accrued liabilities	0	14,970
Derivative liability (Note 5)	5,178,906	2,342,989
Total current liabilities	5,180,432	2,377,418
Asset retirement obligations (Note 7)	139,623	138,129
Total liabilities	5,320,055	2,515,547
Commitments and contingencies (Note 13)
Stockholders' equity
Preferred stock, no par value, unlimited shares authorized and unissued	0	0
Common stock, no par value, unlimited shares authorized; 85,728,506 shares issued and outstanding at December 31, 2013 (2012 – 74,643,710)	0	0
Additional paid-in capital	21,304,071	21,069,422
Accumulated deficit	(2,748,790)	(2,748,790)
Deficit accumulated during the exploration stage	(15,914,965)	(13,116,796)
Accumulated other comprehensive income
Foreign currency translation adjustments	459,158	739,483
Total stockholders' equity	3,099,474	5,943,319
Total Liabilities and Stockholders' Equity	$ 8,419,529	$ 8,458,866